Exhibit 99.4

Client Name:
Client Project Name:	ACHM 2026-HE1
Start - End Dates:	6/26/2023 - 7/2/2026
Deal Loan Count:	656

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	DTI	CRDDTI187	Debt Ratio > XXX%	1
Credit	Title	CRDTIL100	Potential title issue	1
Property Valuations	Value	PRVAVALU5249	Property Value Not Supported	8
Compliance	County High Cost	CMPCHC5380	ILCK High-Cost Loan by exceeding points and fees threshold	8
Total				19

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.